CUSTOMER DEPOSITS - Effective interest rates (Details)	Dec. 31, 2023	Dec. 31, 2022
Colombia, Pesos | Bottom of range [member] | Interest-bearing checking accounts [member]
Disclosure of customer deposits [line items]
Borrowings, interest rate	0.11%	0.01%
Colombia, Pesos | Bottom of range [member] | Savings accounts [member]
Disclosure of customer deposits [line items]
Borrowings, interest rate	0.01%	0.01%
Colombia, Pesos | Bottom of range [member] | Fixed term deposit certificates [member]
Disclosure of customer deposits [line items]
Borrowings, interest rate	0.05%	0.05%
Colombia, Pesos | Top of range [member] | Interest-bearing checking accounts [member]
Disclosure of customer deposits [line items]
Borrowings, interest rate	13.40%	13.20%
Colombia, Pesos | Top of range [member] | Savings accounts [member]
Disclosure of customer deposits [line items]
Borrowings, interest rate	16.13%	17.20%
Colombia, Pesos | Top of range [member] | Fixed term deposit certificates [member]
Disclosure of customer deposits [line items]
Borrowings, interest rate	23.52%	19.54%
Foreign currency [member] | Bottom of range [member] | Interest-bearing checking accounts [member]
Disclosure of customer deposits [line items]
Borrowings, interest rate	0.25%	0.02%
Foreign currency [member] | Bottom of range [member] | Savings accounts [member]
Disclosure of customer deposits [line items]
Borrowings, interest rate	0.25%	0.01%
Foreign currency [member] | Bottom of range [member] | Fixed term deposit certificates [member]
Disclosure of customer deposits [line items]
Borrowings, interest rate	0.45%	0.15%
Foreign currency [member] | Top of range [member] | Interest-bearing checking accounts [member]
Disclosure of customer deposits [line items]
Borrowings, interest rate	5.30%	4.40%
Foreign currency [member] | Top of range [member] | Savings accounts [member]
Disclosure of customer deposits [line items]
Borrowings, interest rate	5.30%	4.00%
Foreign currency [member] | Top of range [member] | Fixed term deposit certificates [member]
Disclosure of customer deposits [line items]
Borrowings, interest rate	8.46%	8.05%